NON-CONTROLLING INTERESTS - Summary information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Revenues	$ 4,142	$ 3,967	$ 3,778
Net income	433	308	1,850
Comprehensive income (loss)	1,137	1,162	3,376
Property, plant and equipment, at fair value	38,696	44,038
Total assets	44,129	49,421
Total liabilities	32,021	32,292
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Net income	193	481	336
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership	193	481	336
Carrying value of non-controlling interests	10,508	11,070
Total
Disclosure of subsidiaries [line items]
Revenues	3,530	3,293	3,236
Net income	320	705	451
Comprehensive income (loss)	1,034	1,696	1,670
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership	193	481	336
Property, plant and equipment, at fair value	30,862	35,999
Total assets	33,956	38,757
Total borrowings	11,470	13,584
Total liabilities	18,543	22,418
Carrying value of non-controlling interests	10,508	11,070
Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Revenues	8	56	120
Net income	30	34	25
Comprehensive income (loss)	32	(19)	(106)
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership	22	27	19
Property, plant and equipment, at fair value	65	106
Total assets	140	112
Total borrowings	12	12
Total liabilities	15	18
Carrying value of non-controlling interests	$ 44	75
Brookfield Americas Infrastructure Fund | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	78.00%
Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Revenues	$ 317	339	324
Net income	(16)	118	(71)
Comprehensive income (loss)	(619)	(69)	726
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership	(10)	64	(34)
Property, plant and equipment, at fair value	4,944	5,878
Total assets	5,100	6,054
Total borrowings	1,306	1,320
Total liabilities	1,458	1,590
Carrying value of non-controlling interests	$ 2,011	2,462
Brookfield Infrastructure Fund II | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	60.00%
Brookfield Infrastructure Fund II | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	43.00%
Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Revenues	$ 75	65	80
Net income	(6)	18	(4)
Comprehensive income (loss)	11	36	71
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership	(4)	13	(3)
Property, plant and equipment, at fair value	2,073	2,081
Total assets	2,088	2,100
Total borrowings	461	472
Total liabilities	474	480
Carrying value of non-controlling interests	$ 1,152	1,157
Brookfield Infrastructure Fund III | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	71.00%
Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Revenues	$ 181	128	112
Net income	(56)	(4)	2
Comprehensive income (loss)	(267)	269	220
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership	(42)	(3)	1
Property, plant and equipment, at fair value	1,948	2,286
Total assets	2,248	2,508
Total borrowings	966	989
Total liabilities	1,128	1,168
Carrying value of non-controlling interests	$ 843	1,007
Brookfield Infrastructure Fund IV | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	75.00%
Brookfield Infrastructure Fund V
Disclosure of subsidiaries [line items]
Revenues	$ 53	45	0
Net income	8	411	0
Comprehensive income (loss)	(43)	411	0
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership	(2)	291	0
Property, plant and equipment, at fair value	0	2,357
Total assets	0	2,538
Total borrowings	0	462
Total liabilities	0	1,611
Carrying value of non-controlling interests	$ 0	917
Isagen
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	77.40%
Revenues	$ 1,489	1,285	1,135
Net income	191	186	340
Comprehensive income (loss)	1,712	1,331	467
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership	148	144	257
Property, plant and equipment, at fair value	12,431	10,585
Total assets	13,958	11,601
Total borrowings	3,251	3,000
Total liabilities	7,443	6,498
Carrying value of non-controlling interests	$ 5,041	3,948
Isagen | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	77.00%
Isagen | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	23.00%
Isagen | Brookfield Global Infrastructure Fund
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	1.50%
Isagen | Isagen Institutional Partners
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	52.60%
Isagen | Other Non-Controlling Interests
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	0.30%
The Catalyst Group
Disclosure of subsidiaries [line items]
Revenues	$ 129	102	131
Net income	49	27	44
Comprehensive income (loss)	37	40	(32)
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership	12	7	11
Property, plant and equipment, at fair value	996	1,024
Total assets	1,007	1,036
Total borrowings	394	439
Total liabilities	406	447
Carrying value of non-controlling interests	$ 125	122
The Catalyst Group | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	25.00%
TerraForm Power
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	60.70%
Revenues	$ 1,199	1,213	1,324
Net income	131	(27)	94
Comprehensive income (loss)	48	(93)	301
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership	73	(34)	63
Property, plant and equipment, at fair value	7,933	9,718
Total assets	8,731	10,528
Total borrowings	5,006	6,056
Total liabilities	7,281	9,106
Carrying value of non-controlling interests	$ 1,056	1,036
TerraForm Power | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	61.00%
TerraForm Power | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	34.90%
TerraForm Power | Brookfield Global Infrastructure Income Fund
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	6.80%
Other
Disclosure of subsidiaries [line items]
Revenues	$ 79	60	10
Net income	(11)	(58)	21
Comprehensive income (loss)	123	(210)	23
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership	(4)	(28)	$ 22
Property, plant and equipment, at fair value	472	1,964
Total assets	684	2,280
Total borrowings	74	834
Total liabilities	338	1,500
Carrying value of non-controlling interests	$ 236	$ 346
Other | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	80.00%
Other | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	0.30%